October 1, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

AMM Funds, File Nos. 333-135714 and 811-21927

Dear Sir/Madam:

On behalf of AMM Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to (i) provide select updated financial information and (ii) conform the combined prospectus of the Fallen Angels Value Fund and the Fallen Angels Income Fund, each a series of the Trust, to the requirements of the new form N1-A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

JoAnn.Strasser@ThompsonHine.com   Phone 513.352.6725   Fax 513.241.4771